Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 13 – Cash and cash equivalents

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Cash in bank	51,179	53,619	15,919
Short-term bank deposits	150,643	68,241	46,856
	201,822	121,860	62,775